Reserves for unpaid losses and loss adjustment expenses - Reserve Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of the loss and LAE reserve activities
Gross beginning balance	$ 2,016.7	$ 1,898.5	$ 1,620.1
Less beginning reinsurance recoverable on unpaid losses	(350.2)	(319.7)	(291.5)
Net loss and LAE reserve balance	1,666.5	1,578.8	1,328.6
Loss and LAE reserves acquired	0.0	0.2	14.3
Losses and LAE incurred relating to:
Current year losses	1,066.5	907.3	811.8
Prior years losses	103.8	(7.3)	(0.6)
Total net incurred losses and LAE	1,170.3	900.0	811.2
Accretion of fair value adjustment to net loss and LAE reserves	0.1	0.1	0.1
Foreign currency translation adjustment to net loss and LAE reserves	(4.4)	(20.9)	36.8
Loss and LAE paid relating to:
Current year losses	251.3	251.4	222.8
Prior years losses	660.0	540.3	389.5
Total loss and LAE payments	911.3	791.7	612.3
Net ending balance	1,921.2	1,666.5	1,578.8
Plus ending reinsurance recoverable on unpaid losses	410.3	350.2	319.7
Gross ending balance	$ 2,331.5	$ 2,016.7	$ 1,898.5